FINANCIAL SERVICES (Tables)	12 Months Ended
Feb. 02, 2018
Receivables [Abstract]
Schedule of Components of the Company's Financing Receivables Segregated by Portfolio Segment
The following table summarizes the components of the Company's financing receivables segregated by portfolio segment as of February 2, 2018 and February 3, 2017:

	February 2, 2018			February 3, 2017
	Revolving	Fixed-term	Total	Revolving	Fixed-term	Total
	(in millions)
Financing receivables, net:
Customer receivables, gross	$900	$6,282	$7,182	$1,009	$4,530	$5,539
Allowances for losses	(81)	(64)	(145)	(91)	(52)	(143)
Customer receivables, net	819	6,218	7,037	918	4,478	5,396
Residual interest	—	606	606	—	477	477
Financing receivables, net	$819	$6,824	$7,643	$918	$4,955	$5,873
Short-term	$819	$3,100	$3,919	$918	$2,304	$3,222
Long-term	$—	$3,724	$3,724	$—	$2,651	$2,651

Schedule of Changes in the Allowance for Financing Receivable Losses
The following table presents the allowance for financing receivable losses as of February 2, 2018, February 3, 2017, and January 29, 2016, and changes in the allowance for financing receivable losses for the respective periods:

	Revolving	Fixed-term	Total
	(in millions)
Allowance for financing receivable losses:
Balances as of January 29, 2016	$118	$58	$176
Charge-offs, net of recoveries	(91)	(17)	(108)
Provision charged to income statement	64	11	75
Balances as of February 3, 2017	91	52	143
Charge-offs, net of recoveries	(84)	(17)	(101)
Provision charged to income statement	74	29	103
Balances as of February 2, 2018	$81	$64	$145

Aging Customer Financing Receivables, Gross, Including Accrued Interest
The following table summarizes the aging of the Company's customer financing receivables, gross, including accrued interest, as of February 2, 2018 and February 3, 2017, segregated by class:

	February 2, 2018				February 3, 2017
	Current	Past Due 1 — 90 Days	Past Due > 90 Days	Total	Current	Past Due 1 — 90 Days	Past Due > 90 Days	Total
	(in millions)
Revolving — DPA	$633	$59	$23	$715	$715	$66	$27	$808
Revolving — DBC	162	19	4	185	175	22	4	201
Fixed-term — Consumer and Commercial	5,414	775	93	6,282	3,994	506	30	4,530
Total customer receivables, gross	$6,209	$853	$120	$7,182	$4,884	$594	$61	$5,539

Credit Quality Indicators
The following table summarizes customer receivables, gross, including accrued interest, by credit quality indicator segregated by class, as of February 2, 2018 and February 3, 2017. The categories shown in the table below segregate customer receivables based on the relative degrees of credit risk. The credit quality indicators for DPA revolving accounts are measured primarily as of each quarter-end date, while all other indicators are generally updated on a periodic basis.

For DPA revolving receivables shown in the table below, the Company makes credit decisions based on proprietary scorecards, which include the customer's credit history, payment history, credit usage, and other credit agency-related elements. The higher quality category includes prime accounts generally of a higher credit quality that are comparable to U.S. customer FICO scores of 720 or above. The mid-category represents the mid-tier accounts that are comparable to U.S. customer FICO scores from 660 to 719. The lower category is generally sub-prime and represents lower credit quality accounts that are comparable to U.S. customer FICO scores below 660. For the DBC revolving receivables and fixed-term commercial receivables shown in the table below, an internal grading system is utilized that assigns a credit level score based on a number of considerations, including liquidity, operating performance, and industry outlook. The grading criteria and classifications for the fixed-term products differ from those for the revolving products as loss experience varies between these product and customer groups. The credit quality categories cannot be compared between the different classes as loss experience varies substantially between the classes.

	February 2, 2018				February 3, 2017
	Higher	Mid	Lower	Total	Higher	Mid	Lower	Total
	(in millions)
Revolving — DPA	$131	$223	$361	$715	$136	$244	$428	$808
Revolving — DBC	$48	$58	$79	$185	$61	$60	$80	$201
Fixed-term — Consumer and Commercial (a)	$3,334	$1,828	$1,120	$6,282	$2,232	$1,428	$870	$4,530

____________________

(a)
During the three months ended May 5, 2017, the Company modified its credit scoring methodology for fixed-term financing receivables in response to changes in its go-to-market strategy. This methodology has been modified to a single, consistent, and comparable model across all fixed-term product customers. In connection with this change, the Company has recategorized existing fixed-term customers and has recast prior period credit quality categories to align with the current period presentation.

Funding of Financing Receivables
The following table summarizes DFS debt as of the periods indicated.

	February 2, 2018	February 3, 2017
	(in millions)
DFS U.S. debt
Securitization facilities	$1,498	$1,481
Fixed-term securitization offerings	2,034	1,364
Other	32	4
Total DFS U.S. debt	3,564	2,849
DFS international debt
Securitization facility	404	233
Other structured facilities	628	382
Note payable	200	—
Total DFS international debt	1,232	615
Total DFS debt	$4,796	$3,464
Total short-term DFS debt	$3,327	$2,088
Total long-term DFS debt	$1,469	$1,376
The following table summarizes the Company's outstanding debt as of the dates indicated:

	February 2, 2018	February 3, 2017
	(in millions)
Secured Debt
Senior Secured Credit Facilities:
3.58% Term Loan B Facility due September 2023	$4,988	$4,987
Term Loan A-1 Facility due December 2018	—	600
3.33% Term Loan A-2 Facility due September 2021	4,394	3,876
3.08% Term Loan A-3 Facility due December 2018	1,213	1,800
3.33% Revolving Credit Facility due September 2021	—	375
First Lien Notes:
3.48% due June 2019	3,750	3,750
4.42% due June 2021	4,500	4,500
5.45% due June 2023	3,750	3,750
6.02% due June 2026	4,500	4,500
8.10% due July 2036	1,500	1,500
8.35% due July 2046	2,000	2,000
Unsecured Debt
Unsecured Notes and Debentures:
5.65% due April 2018	500	500
5.875% due June 2019	600	600
4.625% due April 2021	400	400
7.10% due April 2028	300	300
6.50% due April 2038	388	388
5.40% due September 2040	264	265
Senior Notes:
5.875% due June 2021	1,625	1,625
7.125% due June 2024	1,625	1,625
EMC Notes:
1.875% due June 2018	2,500	2,500
2.650% due June 2020	2,000	2,000
3.375% due June 2023	1,000	1,000
VMware Notes:
2.30% due August 2020	1,250	—
2.95% due August 2022	1,500	—
3.90% due August 2027	1,250	—
DFS Debt (Note 7)	4,796	3,464
Other
4.02% Margin Loan Facility due April 2022	2,000	—
Margin Bridge Facility due September 2017	—	2,500
VMware Note Bridge Facility due September 2017	—	1,500
Other	101	51
Total debt, principal amount	$52,694	$50,356

	February 2, 2018	February 3, 2017
	(in millions)
Total debt, principal amount	$52,694	$50,356
Unamortized discount, net of unamortized premium	(266)	(284)
Debt issuance costs	(557)	(682)
Total debt, carrying value	$51,871	$49,390
Total short-term debt, carrying value	$7,873	$6,329
Total long-term debt, carrying value	$43,998	$43,061

Schedule of Financing Receivables Held by the Consolidated VIEs
The following table shows financing receivables held by the consolidated VIEs as of the respective dates:

	February 2, 2018	February 3, 2017
	(in millions)
Financing receivables held by consolidated VIEs, net:
Short-term, net	$2,572	$2,227
Long-term, net	1,981	1,381
Financing receivables held by consolidated VIEs, net	$4,553	$3,608